Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of research and development expenses [Abstract]
Payroll and related benefits (including share-based compensation)	$ 3,748	$ 2,273
Raw materials subcontracted work and consulting	1,440	1,058
Others	689	478
Total	$ 5,877	$ 3,809